Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Disclosure of financial assets [abstract]
Deposits in banks and other financial institutions	¥ 5	¥ 1
Cash at bank and other financial institutions and on hand	25,414	1,848
Cash and cash equivalents	¥ 25,419	¥ 1,849	¥ 6,928		¥ 6,826

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).